Thornburg Limited Term Municipal Fund California Portfolio

Semi Annual Report
DECEMBER 31, 2001

Thornburg Limited Term Municipal Fund California Portfolio
All data as of 12/31/01

Fund facts   Thornburg Limited Term Municipal Fund California Portfolio

                         Thornburg          Thornburg
                        Limited Term       Limited Term
                       Municipal Fund CA  Municipal Fund CA
                         A Shares            C Shares
SEC Yield                  2.36%               1.97%
Taxable Equiv. Yields      4.27%               3.57%
NAV                      $12.78              $12.79
Max. Offering Price      $12.97              $12.79

Total returns   (Annual Average - After Subtracting Maximum Sales Charge)

One Year                   2.74%              3.76%
Three Year                 3.12%              3.22%
Five Year                  4.03%              3.92%
Ten Year                   4.78%               N/A
Since Inception            5.44%              4.22%
Inception Date            2/19/87            9/1/94

Taxable equivalent yields assume a 39.6% marginal federal tax rate and a 9.30% state of California marginal tax rate. Portions of the income of the fund may be subject to the alternative minimum tax. The investment return and principal value of an investment in the fund will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.
Maximum sales charge of the Fund's Class A Shares is 1.50%.
The data quoted represent past performance and may not be construed as a guarantee of future results.

Letter to shareholders
January 28, 2002

Dear Fellow Shareholder:

I am pleased to present the Semiannual Report for the California Portfolio of Thornburg Limited Term Municipal Fund. The net asset value of the A shares decreased by 1 cent to $12.78 during the six-month period ending December 31, 2001. If you were with us for the entire period, you received dividends of 24.0 cents per share. If you reinvested dividends, you received 24.2 cents per share. Investors who owned C shares received dividends of 21.3 and 21.4 cents per share respectively.

During the period, interest rates on short-term bonds fell substantially, while interest rates on intermediate-term bonds rose somewhat. Within the Fund, the first part of the ladder (bonds which will mature in five years or less) generally rose in value, while the second half of the ladder (bonds which mature between five and ten years from today) declined in value.

We now have the steepest municipal bond yield curve in almost ten years. There is a 2.99% yield difference between a one-year and a twenty-year AAA municipal bond. Intermediate bonds benefit from a steep yield curve. In a stable interest rate environment, they tend to rise in value as they move closer to maturity.

Over the course of the year, yields on money market funds have dropped significantly. As of January 22nd, the average taxable money market was yielding 1.46%. If you are an investor in the 35% federal tax bracket, that leaves you with only 0.86% after state and federal taxes! To see how your fund has performed relative to the money market fund averages, turn to the back of this report.

Your Thornburg Limited Term Municipal Fund, California Portfolio is a laddered portfolio of over 130 municipal obligations from all over California. Approximately 98% of the bonds are rated A or better by one of the major rating agencies. Today, your fund's weighted average maturity is 4.7 years. We always keep it to 5 years or less. As you know, we "ladder" the maturity dates of the bonds in your portfolio so that some of the bonds are scheduled to mature during each of the coming years. The following chart describes the percentages of your fund's bond portfolio maturing in each of the coming years:

         % of portfolio              Cumulative %
        maturing within            maturing by end of

       1 years = 14%                     year 1 = 14%
  1 to 2 years = 14%                     year 2 = 27%
  2 to 3 years = 9%                      year 3 = 36%
  3 to 4 years = 9%                      year 4 = 45%
  4 to 5 years = 7%                      year 5 = 52%
  5 to 6 years = 11%                     year 6 = 63%
  6 to 7 years = 4%                      year 7 = 67%
  7 to 8 years = 5%                      year 8 = 72%
  8 to 9 years = 10%                     year 9 = 82%
  9 to 10 years = 13%                    year 10 = 95%

As of 12/31/01. Portfolio holdings can and do vary over time.

Letter to shareholders . . . continued

The California municipal market has not been immune from credit problems. Early in the year, bonds backed by California investor owned utilities suffered declines when the price of their purchased power soared. Then the state stepped in to keep power flowing, but in doing so, eroded general fund strength which took years to build up. Now the state is facing revenue shortfalls caused primarily by declining income and capital gains tax revenues. These factors must be balanced with the fact that California has the largest and most diverse economy of any state in the country and a moderate debt burden.

Looking forward, we expect more credit challenges in 2002. We have positioned the Fund with higher credit quality than we normally do, and kept the average maturity a little shorter than our national fund. We will continue to monitor the situation and make changes when they are appropriate.

Municipal bond issuance soared 43% to $286 billion in 2001. Supply was particularly strong in November and December and helped to create a buyers' market. We had a lot of cash to invest in that time period and were able to take advantage of the market's weakness. As of the beginning of 2002, ten-year AA municipal bonds are trading with over 91% of the yield of ten-year treasury bonds, before accounting for taxes. Municipal bonds rarely get that cheap relative to treasuries. We expect that the ratios will revert back to more normal relationships, and municipals will outperform treasury notes.

Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity municipal bonds has allowed your fund to perform consistently well in varying interest rate environments. The Class A Shares of your fund earned Morningstar's 5-star overall rating* for risk-adjusted performance for the period ended December 31, 2001. Thank you for investing in the California Portfolio of Thornburg Limited Term Municipal Fund.

Sincerely,



George Strickland
Portfolio Manager

Past performance cannot guarantee future results.

         *Morningstar proprietary ratings on US-domiciled funds reflect historical risk-adjusted performance as of December 31, 2001. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from the fund's three, five, and ten-year (if applicable) annual returns in excess of 90-day US Treasury bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day US T-bill returns. The Overall Morningstar Rating(TM) is a weighted average of the fund's three, five and, ten-year (if applicable) risk-adjusted performance. The Limited Term California Fund Class A shares received five stars for the three, five and ten-year periods ended 12/31/01. The top 10% of the funds in a broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the last 10% receive 1 star. The fund was rated exclusively against US-domiciled funds. The fund was rated among 1,647, 1,445 and 487 municipal funds for the three, five and ten-year periods, respectively, ended 12/31/01.

Statement of assets and liabilities

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio December 31, 2001
(unaudited)

ASSETS
Investments at value (cost $111,299,395)   $114,585,656
Cash ...................................        138,001
Receivable for investments sold ........        655,000
Receivable for fund shares sold ........        493,893
Interest receivable ....................      1,788,438
Prepaid expenses and other assets ......          1,259
         Total Assets ..................    117,662,247

LIABILITIES
Payable for fund shares redeemed .....        572,715
Accounts payable and accrued expenses         124,498
Payable to investment advisor (Note 3)         61,444
Dividends payable ....................        109,823
         Total Liabilities ...........        868,480

NET ASSETS ...........................   $116,793,767

NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share ($98,743,798
applicable to 7,724,866 shares of beneficial interest
outstanding - Note 4)                   $        12.78

Maximum sales charge, 1.50% of offering
price (1.52% of net asset value per share)        0.19
Maximum Offering Price Per Share         $       12.97

Class C Shares:
Net asset value and offering price per share ($10,746,830
applicable to 840,006 shares of beneficial interest
outstanding - Note 4)                   $        12.79

Class I Shares:
Net asset value, offering and redemption price per share
($7,303,139 applicable to 570,973 shares of beneficial
interest outstanding - Note 4)          $        12.79

See notes to financial statements.

Statement of operations

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

Six Months Ended December 31, 2001
(unaudited)

INVESTMENT INCOME:
Interest income (net of premium amortized
of $299,874) .........................   $2,590,274

EXPENSES:
Investment advisory fees (Note 3) ....      277,509
Administration fees (Note 3)
         Class A Shares ..............       59,811
         Class C Shares ..............        5,281
         Class I Shares ..............        1,714
Distribution and service fees (Note 3)
         Class A Shares ..............      119,622
         Class C Shares ..............       41,922
Transfer agent fees (Note 3)
         Class A Shares ..............       29,710
         Class C Shares ..............        7,787
         Class I Shares ..............        8,198
Custodian fees .......................       18,540
Professional fees ....................        2,924
Accounting fees ......................        4,629
Director fees ........................        2,886
Other expenses .......................        7,116

          Total Expenses ...        ..      587,649
Less:
Expenses reimbursed by
investment advisor (Note 3)                 (12,193)
Distribution and service
fees waived (Note 3) ....                   (18,408)

         Net Expenses .................     557,048

         Net Investment Income .........  2,033,226

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (Note 5)
Net realized gain on investments sold        81,914
Decrease in unrealized
appreciation of investments                (258,333)

         Net Realized and Unrealized
         Loss on Investments               (176,419)

         Net Increase in Net Assets Resulting
         From Operations           $       1,856,807

See notes to financial statements.

Statement of changes in net assets
Thornburg Limited Term Municipal Fund, Inc. - California Portfolio
(unaudited)

                                                   Six Months Ended   Year Ended
                                                 December 31, 2001 June 30, 2001

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income .............................   $ 2,033,226    $ 4,235,796
Net realized gain on investments sold ............         81,914        112,812
Increase (decrease) in unrealized
appreciation of investments ........                    (258,333)       1,398,68
Net Increase in Net Assets Resulting from Operations    1,856,807      5,747,295

DIVIDENDS TO SHAREHOLDERS:
From net investment income
                             Class A Shares ........   (1,759,795)   (3,716,463)
                             Class C Shares              (136,031)     (258,679)
                             Class I Shares              (137,401)     (260,654)

FUND SHARE TRANSACTIONS (Note 4):
                             Class A Shares             9,151,371    (1,660,820)
                             Class C Shares             4,412,566    (1,122,503)
                             Class I Shares             1,796,854      (357,750)

 Net Increase (Decrease) in Net Assets                 15,184,371    (1,629,574)


NET ASSETS:
         Beginning of period                          101,609,396    103,238,970

         End of period ...........................   $116,793,767   $101,609,396

See notes to financial statements.

Notes to financial statements
Thornburg Limited Term Municipal Fund, Inc. - California Portfolio December 31, 2001

Note 1 - Organization
Thornburg Limited Term Municipal Fund, Inc. (the "Fund") was incorporated in Maryland on February 14, 1984. The Fund was reorganized in 1986 as a series investment company with separate investment portfolios. The current portfolios are as follows: National Portfolio and California Portfolio (the "Portfolio"). The Fund is an open-end diversified management investment company, registered under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to obtain as high a level of current income exempt from Federal income tax as is consistent with preservation of capital. In addition, the California Portfolio will invest primarily in Municipal Obligations originating in California with the object of obtaining exemption of interest dividends from any income taxes imposed by California on individuals.
The Portfolio currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of the Portfolio represents an interest in the same portfolio of investments, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, the Portfolio may allocate among its classes certain expenses, to the extent applicable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Portfolio are limited to distribution fees, administrative fees, and certain transfer agent expenses.

Note 2 - Significant Accounting Policies Significant accounting policies of the Fund are as follows:

Valuation of Investments: In determining the net asset value of the Portfolio, the Fund utilizes an independent pricing service approved by the Board of Directors. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, or at the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Portfolio are reviewed by the officers of the Fund under the general supervision of the Board of Directors. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates value.

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore, no provision for Federal income tax is required. Dividends paid by the Portfolio for the six months ended December 31, 2001 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes. Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carryforwards are used, capital gain distributions may be reduced to the extent provided by regulations.

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security for the Portfolio, on a when-issued basis, the Portfolio will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Portfolio of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Portfolio's records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Portfolio is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Portfolio at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash.
Net capital gains, to the extent available, will be distributed at least annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized to call dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses common to all Funds are allocated among the Funds based upon their relative net asset values or other appropriate allocation methods.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3 - Investment Advisory Fee and Other Transactions With Affiliates
Pursuant to an investment advisory agreement, Thornburg Investment Management, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the six months ended December 31, 2001, these fees were payable at annual rates ranging from 1/2 of 1% to 9/40 of 1% of the average daily net assets of the Portfolio. The Fund also has entered into an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Portfolio's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the six months ended December 31, 2001, the Adviser voluntarily reimbursed certain class specific transfer agent and administrative fees of $4,084 for Class A, $1,132 for Class C, and $6,977 for Class I, respectively.

The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of Portfolio shares. For the six months ended December 31, 2001 the Distributor has advised the Portfolio that it earned commissions aggregating $1,427 from the sale of Class A shares, and collected contingent deferred sales charges aggregating $0 from redemptions of Class C shares of the Portfolio.
Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser amounts not to exceed .25 of 1% per annum of the average net assets attributable to each class of shares of the Portfolio for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Portfolio's shares.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Portfolio's Class C shares, under which the Fund can compensate the Distributor for services in promoting the sale of Class C shares of the Portfolio at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Portfolio under their respective service and distribution plans and Class C distribution fees waived by the Distributor for the six months ended December 31, 2001 are set forth in the statement of operations.
Certain officers and directors of the Fund are also officers and /or directors of the Adviser and the Distributor. The compensation of unaffiliated directors is borne by the Fund.

Note  4 - Shares of Beneficial Interest
At December 31, 2001, there were an unlimited number of shares of beneficial interest authorized and capital paid-in aggregated $ 114,628,109. Transactions in shares of beneficial interest were as follows:

                                  Six Months Ended                Year Ended
                                 December 31, 2001               June 30, 2001
Class A Shares                    Shares     Amount      Shares          Amount

Shares sold .............      1,222,246  $ 15,756,983   961,071 $   12,244,958

Shares issued to
shareholders in reinvestment
 of distributions ..........      95,011     1,224,352    201,593     2,564,998
Shares repurchased .........    (607,691)   (7,829,964) (1,296,268) (16,470,776)

Net Increase (Decrease) ....     709,566 $   9,151,371    (133,604)$ (1,660,820)

Class C Shares

Shares sold                      375,167 $   4,854,668      44,817 $    573,681
Shares issued to shareholders
in reinvestment of distributions   6,795        87,613      14,641      186,407
Shares repurchased               (41,407)     (529,715)   (147,964)  (1,882,591)

Net Increase (Decrease)          340,555 $   4,412,566     (88,506)$ (1,122,503)

Class I Shares

Shares sold ..............       194,581    $ 2,508,140     91,218   $ 1,161,295
Shares issued to shareholders
in reinvestment of distributions   9,613        123,980     18,891       240,449
Shares repurchased ............  (64,708)      (835,266)  (138,510)  (1,759,494)

Net Increase (Decrease)          139,486 $    1,796,854    (28,401)$   (357,750)

Note 5 - Securities Transactions
For the six months ended December 31, 2001, the Portfolio had purchase and sale transactions (excluding short-term securities) of $28,257,849 and $8,564,527, respectively. The cost of investments is the same for financial reporting and Federal income tax purposes. At December 31, 2001, net unrealized appreciation was $3,286,261, resulting from gross unrealized appreciation of $3,484,559 and $198,298 gross unrealized depreciation.
Accumulated net realized losses from security transactions included in net assets at December 31, 2001 aggregated $1,120,602.

At June 30, 2001, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows: Capital loss carryovers expiring in:

         2002     $        313,880
         2003              94,424
         2004              373,652
         2008              205,990
         2009              214,571
                  $        1,202,517


FINANCIAL HIGHLIGHTS
Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

                                               Six Months Ended
                                                   December 31,         Year Ended June 30,
                                                       2001     2001       2000     1999      1998     1997

CLASS A SHARES:
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........   $   12.79 $   12.59 $   12.75 $   12.90
Income from investment operations:
         Net investment income ................        0.24      0.54      0.54      0.53      0.55     0.57
         Net realized and unrealized
gain (loss) on investments ....................       (0.01)     0.20     (0.16)    (0.15)     0.15     0.11

Total from investment operations ..............        0.23      0.74      0.38      0.38      0.70     0.68

Less dividends from:
Net investment income .........................       (0.24)    (0.54)    (0.54)    (0.53)    (0.55)   (0.57)

Change in net asset value .....................       (0.01)     0.20     (0.16)    (0.15)     0.15     0.11

Net asset value, end of period               $        12.78   $ 12.79  $   12.59  $  12.75  $ 12.90  $ 12.75

Total return (a)                                       1.79%    6.00%      3.10%     2.97%     5.57%    5.47%

Ratios/Supplemental Data Ratios to average net assets:
Net investment income                                3.68% (b)  4.26%      4.28%     4.11%     4.25%    4.47%
      Expenses, after expense reductions             0.99% (b)  0.99%      0.99%     0.99%     1.00%    1.00%
      Expenses, before expense reductions            1.00% (b)  1.05%      1.01%     1.02%     1.04%    1.03%

Portfolio turnover rate                              8.52%     15.45%     21.34%    21.71%    21.21%    20.44
Net assets
at end of period (000)                     $        98,744  $ 89,967  $   90,035 $113,835 $ 122,231 $  94,253


(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(b) Annualized


Financial highlights
Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

                                     Six Months Ended
                                        December 31,               Year Ended June 30,
                                            2001       2001       2000     1999       1998        1997

CLASS C SHARES:
Per share operating performance

(for a share outstanding throughout the period)

Net asset value, beginning of period   $   12.80  $   12.61  $   12.76  $  12.91  $   12.76  $    12.65
Income from investment operations:
    Net investment income ..........        0.21       0.49       0.49     0.48       0.50         0.52
    Net realized and unrealized
    gain (loss) in investments .....       (0.01)      0.19      (0.15)   (0.15)      0.15         0.11

Total from investment operations ...        0.20       0.68       0.34     0.33       0.65         0.63

Less dividends from:
    Net investment income ..........       (0.21)     (0.49)     (0.49)   (0.48)     (0.50)       (0.52)

Change in net asset value ..........       (0.01)      0.19      (0.15)   (0.15)      0.15         0.11

Net asset value, end of period .....   $   12.79  $   12.80  $   12.61  $ 12.76  $   12.91  $     12.76

Total return (a) ...................        1.58%      5.49%      2.73%    2.56%     5.14%        5.06%

Ratios/Supplemental Data Ratios to average net assets:
    Net investment income                  3.22%(b)    3.86%      3.88%    3.70%     3.85%        4.06%
    Expenses, after expense reductions     1.40%(b)    1.40%      1.40%    1.40%     1.40%        1.40%
    Expenses, before expense reductions    1.86%(b)    2.01%      1.94%    1.92%     1.97%        2.15%

Portfolio turnover rate                    8.52%      15.45%     21.34%   21.71%    21.21%       20.44%
Net assets
at end of period (000)     $             10,747  $    6,392   $  7,411   $ 7,892  $ 7,843   $    5,882

(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(b)  Annualized


Financial highlights
Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

                                      Six Months Ended
                                         December 31,               Year Ended June 30,
                                             2001     2001     2000      1999       1998     1997(a)

CLASS I SHARES:
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period   $   12.79 $   12.60 $   12.75 $   12.90 $   12.75 $   12.64
Income from investment operations:
         Net investment income .....        0.26      0.59      0.58      0.58      0.59      0.15
         Net realized and unrealized
gain (loss) on investments .........     --           0.19     (0.15)    (0.15)     0.15      0.11

Total from investment operations ...        0.26      0.78      0.43      0.43      0.74      0.26

Less dividends from:
Net investment income ..............       (0.26)    (0.59)    (0.58)    (0.58)    (0.59)    (0.15)

Change in net asset value ..........     --           0.19     (0.15)    (0.15)     0.15      0.11

Net asset value, end of period .....   $   12.79 $   12.79 $   12.60 $   12.75 $   12.90 $   12.75

Total return (c)                           2.05%     6.28%     3.50%     3.33%     5.93%      2.07%

Ratios/Supplemental Data Ratios to average net assets:
Net investm                               4.01%(b)   4.60%     4.60%     4.45%     4.60%    4.77%(b)
Expenses, a                               0.65%(b)   0.65%     0.65%     0.65%     0.65%    0.63%(b)
Expenses, b                               0.85%(b)   0.98%     0.79%     0.78%     0.92%    1.32%(b)

Portfolio turnover rate                   8.52%     15.45%    21.34%    21.71%    21.21%   20.44%
Net assets
at end of period (000)            $      7,303   $  5,520  $  5,793  $ 12,724 $   8,284  $  3,949

(a)  Sales of Class I Shares commenced on April 1, 1997.
(b)  Annualized
(c)  Not annualized for periods less than one year.

Schedule of Investments
Thornburg Limited Term
Municipal Fund, Inc. -
California Portfolio
December 31, 2001    CUSIPS: Class A - 532-723-202, Class C - 532-723-707,
Class I -532-723-889
NASDAQ Symbols: Class A - LTCAX, Class C - LTCCX(proposed), Class I - LTCIX

820,000     Alameda County Certificates   A2/NR                         $852,562
            of Participation, 6.25% due
            6/1/2006 , pre-refunded
            6/1/02
295,000     Alum Rock Union Elementary    Aaa/AAA                       354,634
            School District General
            Obligation Refunding Bonds,
            8.00% due 9/1/2006
            (Insured: FGIC)
380,000     Alum Rock Union Elementary    Aaa/AAA                       465,056
            School District General
            Obligation Refunding Bonds,
            8.00% due 9/1/2007
            (Insured: FGIC)
1,000,000   Berkeley Health Facility      A2/A+                        1,063,980
            Revenue, 6.55% due
            12/1/2022 , pre-refunded
            12/1/02 (Alta Bates Medical
            Center Project)
1,805,000   California Educational        Aa1/AA+                      1,859,006
            Facilities Authority
            Revenue, 5.60% due
            10/1/2002 (U.S.C. Project)
160,000     California Educational        Baa2/NR                       170,038
            Facilities Authority
            Revenue, 6.10% due 6/1/2008
            (Keck Graduate Institute
            Project)
170,000     California Educational        Baa2/NR                       180,316
            Facilities Authority
            Revenue, 6.10% due 6/1/2009
            (Keck Graduate Institute
            Project)
500,000     California Educational        A1/NR                         522,900
            Facilities Authority
            Revenue Series 1993, 5.15%
            due 9/1/2003 (Santa Clara
            University Project)
700,000     California Health             Aa3/AA-                       728,434
            Facilities Financing
            Revenue, 6.40% due
            10/1/2005 (Sisters of
            Providence Project)
670,000     California HFA Revenue        Aa2/AA-                       685,350
            Series 1985-B, 9.875% due
            2/1/2017
5,000       California HFA Single         Aa2/AA-                       5,001
            Family Mortgage Revenue
            Series 1982-A, 10.00% due
            2/1/2002
1,770,000   California Housing Finance    Aa2/AA-                      1,810,161
            Agency Revenue Series H,
            7.00% due 8/1/2024
1,220,000   California Infrastructure &   NR/A                         1,259,821
            Economic, 5.35% due
            12/1/2009 (American Center
            For Wine Food Arts Project;
            (Insured: ACA)
500,000     California Mobilehome Park    NR/A                          497,470
            Financing Series A, 4.75%
            due 11/15/2010 (Insured:
            ACA)
570,000     California Mobilehome Park    NR/A                          562,442
            Financing Series A, 5.00%
            due 11/15/2013 (Insured:
            ACA)
2,650,000   California Pollution          Aaa/NR                       2,987,954
            Control Solid Waste
            Authority, 6.75% due
            7/1/2011  (ETM)*
5,000       California Public Works       Aa2/AA-                       5,470
            High Technology, 7.375% due
            4/1/2006 (VSCO Project)
315,000     California Rural HMFA         NR/AAA                        328,740
            Single Family Mortgage
            Revenue, 5.25% due 6/1/2010
            (Collateralized: GNMA/FNMA)
175,000     California Rural HMFA         NR/AAA                        184,450
            Single Family Mortgage
            Revenue, 5.65% due 6/1/2010
            (Collateralized: GNMA/FNMA)
500,000     California State, 6.40% due   Aaa/AAA                       558,785
            2/1/2006 (Insured: MBIA)
2,000,000   California State, 7.50% due   Aaa/AAA                      2,387,960
            10/1/2007 (Insured: MBIA)
560,000     California State, 6.60% due   Aaa/AAA                       648,670
            2/1/2010 (Insured: MBIA)
1,250,000   California State, 6.50% due   Aaa/AAA                      1,448,400
            9/1/2010 (Insured AMBAC)
1,500,000   California State, 5.50% due   Aaa/AAA                      1,605,435
            3/1/2012 , pre-refunded
            3/1/04
300,000     California State General      A1/A+                         305,007
            Obligation, 6.75% due
            5/1/2002
500,000     California State General      A1/A+                         545,600
            Obligation, 9.50% due
            5/1/2003
1,000,000   California State General      A1/AA-                       1,324,180
            Obligation, 9.50% due
            2/1/2010
1,000,000   California State Refunding,   A1/A+                        1,082,740
            5.75% due 10/1/2010
4,340,000   California Statewide          NR/NR                        4,620,668
            Community Development
            Authority Certificate of
            Participation, 5.90% due
            4/1/2009 , pre-refunded
            4/1/03
380,000     California Statewide          NR/AAA                        386,198
            Community Development
            Authority Insured Health
            Facilities Revenue Series
            1992, 6.40% due 5/1/2002
            Certificate of
            Participation (Eskaton
            Properties Incorporated
            Phase II Project) (ETM)*
1,000,000   California Statewide          NR/NR                        1,083,860
            Community Development
            Authority Insured Health
            Facility Revenue Series
            1996-A, 6.00% due 9/1/2004
            (San Gabriel Medical Center
            Project) (ETM)*
595,000     California Statewide          Aaa/AAA                       635,656
            Community Development
            Authority Revenue, 5.125%
            due 6/1/2008 (Louisiana
            Orthopaedic Hospital
            Foundation Project;
            Insured: AMBAC)
1,850,000   California Statewide          A3/A                         1,843,803
            Community Development
            Authority Revenue Series C,
            3.85% due 8/1/2031
1,000,000   California Statewide          NR/NR                        1,099,840
            Community Development
            Authority Series 1996-A,
            6.00% due 9/1/2005 (San
            Gabriel Medical Center
            Project;  Insured:
            California Health) (ETM)
1,000,000   California Statewide          NR/BBB                       1,006,270
            Community Development
            Authority Solid Waste
            Revenue, 4.95% due 4/1/2011
            (Waste Management
            Incorporated Project)
1,000,000   Capistrano Unified School     NR/NR                        1,171,870
            District Number 92-1
            Community Facilities
            District Special Tax, 7.10%
            due 9/1/2021 , pre-refunded
            9/1/07
205,000     Central Valley School         Aaa/AAA                       169,010
            Districts Financing
            Authority, 0% due 2/1/2007
            (Insured: MBIA)
1,000,000   Coalinga Certificates of      NR/A                         1,011,480
            Participation, 7.00% due
            4/1/2010
1,000,000   Duarte Certificates of        Baa2/AAA                     1,071,940
            Participation, 6.25% due
            4/1/2023 , pre-refunded
            4/1/03 (Hope National
            Medical Center Project)
2,730,000   El Monte Certificates of      Aaa/AAA                      2,905,539
            Participation Senior
            Department Public Services
            Facility Phase II, 5.00%
            due 1/1/2009 (Insured:
            AMBAC)
3,015,000   Escondido Multi Family        NR/AAA                       3,085,461
            Housing Revenue Refunding
            Bond Series 1997-A, 5.40%
            due 1/1/2027 , put 7/1/07
            (Terrace Gardens Project;
            Collateralized: FNMA)
280,000     Foothill De Anza Community    NR/A-                         288,739
            College District
            Certificates of
            Participation, 7.35% due
            3/1/2007 , pre-refunded
            9/1/03
400,000     Fresno County Housing         NR/AAA                        408,104
            Authority Multifamily
            Revenue Refunding Series A,
            4.90% due 11/1/2027 ,
            mandatory put 11/1/07
            (Housing Creek Park
            Apartments Project;
            Collateralized FNMA)
575,000     Hawaiian Gardens California   NR/BBB+                       606,522
            Redevelopment Agency
            Refunding, 5.50% due
            12/1/2008
1,000,000   Hawaiian Gardens              NR/BBB-                       384,090
            Redevelopment Agency
            Project Tax Allocation, 0%
            due 12/1/2016
400,000     Irvine Improvement Bond Act   VMIG1/A1+                     400,000
            1915 Assessment District
            Number 9716, 1.70% due
            9/2/2022 put 01/02/02
            (daily demand notes)
1,500,000   Irvine Ranch Water District   NR/A1+                       1,500,000
            Variable Consolidated
            Bonds, 1.70% due 10/1/2005
            put 01/2/02  (daily demand
            notes)
1,000,000   Irwindale Community           Baa3/NR                      1,126,600
            Redevelopment Agency, 6.60%
            due 8/1/2018 , pre-refunded
            8/1/05
165,000     Kern High School District,    A/NR                          200,615
            7.00% due 8/1/2010  (ETM)*
680,000     Kern High School District     Aaa/AAA                       843,098
            Series B, 9.00% due
            8/1/2006  (ETM)*
250,000     Los Angeles Certificates of   A2/A                          238,835
            Participation, 0% due
            9/1/2003
835,000     Los Angeles Community         NR/A                          846,464
            Redevelopment Agency, 5.00%
            due 7/1/2009 (Cinerama Dome
            Public Parking Project;
            Insured: ACA)
435,000     Los Angeles Community         NR/A                          461,074
            Redevelopment Agency, 5.75%
            due 7/1/2010 (Cinerama Dome
            Public Parking Project;
            Insured: ACA)
5,000       Los Angeles Convention &      Aaa/AAA                       6,109
            Exhibition Center, 9.00%
            due 12/1/2020 ,
            pre-refunded 12/1/05
275,000     Los Angeles Convention And    Aaa/AAA                       244,516
            Exhibition Center Authority
            Certificates Refunding, 0%
            due 8/15/2005 (Insured:
            AMBAC)
245,000     Los Angeles County            Baa1/A                        240,335
            Certificates of
            Participation, 0% due
            10/1/2002
700,000     Los Angeles County            Baa1/A                        673,015
            Certificates of
            Participation, 0% due
            4/1/2003
700,000     Los Angeles Department        Aaa/AAA                       733,593
            Airport Revenue Refunding
            Series A, 5.50% due
            5/15/2010 (Insured: FGIC)
40,000      Los Angeles Department        Aaa/A+                        45,306
            Water and Power Electric
            Plant Revenue Crossover
            Refunding, 9.00% due
            9/1/2004 , pre-refunded
            9/1/03
415,000     Los Angeles Department        Aa3/A+                        463,779
            Water and Power Electric
            Plant Revenue Crossover
            Refunding, 9.00% due
            9/1/2004
45,000      Los Angeles Department        Aa3/A+                        50,606
            Water and Power Electric
            Plant Revenue Crossover
            Refunding, 9.00% due
            9/1/2004  (ETM)*
3,000,000   Los Angeles Department        Aaa/AAA                      3,232,500
            Water and Power Revenue
            Series A, 5.25% due
            7/1/2011 (Insured: MBIA)
1,940,000   Los Angeles Multi Family      NR/AAA                       2,047,651
            Revenue, 5.85% due
            12/1/2027
1,500,000   Los Angeles Unified School    A2/A+                        1,529,865
            District Certificate of
            Participation, 6.30% due
            6/1/2002
375,000     Marysville Hospital           Aaa/AAA                       398,336
            Revenue, 6.00% due 1/1/2004
            , pre-refunded 1/1/03
            (Freemont - Rideout Health
            Group Project; Insured:
            AMBAC)
485,000     Mayers Memorial Hospital      NR/A+                         502,770
            District Health Facilities
            Revenue Insured Series A,
            5.375% due 6/1/2009
1,205,000   Moorpark Mobile Home Park     NR/A                         1,261,478
            Revenue Series A, 5.80% due
            5/15/2010 (Villa Delaware
            Arroyo Project; Insured:
            ACA)
360,000     Northern California Power     Baa2/A-                       397,663
            Agency Public Power
            Revenue, 5.65% due 7/1/2007
            (Geothermal Project 3 A)
            (ETM)
340,000     Northern California Power     Baa2/A-                       367,071
            Agency Public Power
            Revenue, 5.65% due 7/1/2007
90,000      Oakland Redevelopment         Aaa/AAA                       90,959
            Agency, 7.40% due 5/1/2007
            (Insured: AMBAC)
1,000,000   Orange County Airport         Aaa/AAA                      1,092,200
            Revenue Bond, 6.00% due
            7/1/2007 (Insured: MBIA)
1,550,000   Orange County Local           Aa2/AA+                      1,588,021
            Transportation Authority
            Sales Tax Revenue, 5.70%
            due 2/15/2003
1,050,000   Orange County Local           Aa2/AA+                      1,074,885
            Transportation Authority
            Sales Tax Revenue, 5.75%
            due 2/15/2004
510,000     Orange County Local           Aa2/AA+                       564,820
            Transportation Authority
            Sales Tax Revenue, 6.00%
            due 2/15/2006
1,415,000   Orange County Multi Family    NR/AAA                       1,453,969
            Housing Revenue, 5.60% due
            10/1/2027 , mandatory put
            10/1/05 (Villa Santiago
            Rehab Project;
            Collateralized: FNMA)
2,000,000   Orange County Recovery        Aaa/AAA                      2,039,600
            Certificates of
            Participation Series A,
            5.50% due 7/1/2002
            (Insured: MBIA)
1,100,000   Orange County Refunding       Aaa/AAA                      1,116,577
            Recovery, 5.10% due
            6/1/2002 (Insured: MBIA)
            (ETM)*
2,000,000   Orange County Refunding       Aaa/AAA                      2,175,620
            Recovery, 6.50% due
            6/1/2004 (Insured: MBIA)
2,000,000   Orange County Refunding       Aaa/AAA                      2,228,200
            Recovery, 6.50% due
            6/1/2005 (Insured: MBIA)
1,085,000   Orange County Unrefunded      Aaa/AAA                      1,130,798
            Balance Refunding Recovery
            A, 5.20% due 6/1/2003
            (Insured: MBIA)
1,000,000   Piedmont Unified School       Aa3/NR                        562,740
            District Series B, 0% due
            8/1/2013
1,000,000   Pleasanton Unified School     Aaa/AAA                       450,610
            District Series B, 0% due
            8/1/2016 (Insured: MBIA)
580,000     Pomona Unified School         Aaa/AAA                       623,245
            District General
            Obligation, 5.35% due
            2/1/2005 (Insured: MBIA)
340,000     Pomona Unified School         Aaa/AAA                       368,482
            District General
            Obligation, 5.40% due
            8/1/2005 (Insured: MBIA)
320,000     Pomona Unified School         Aaa/AAA                       363,338
            District Refunding Series
            A, 6.10% due 2/1/2010
            (Insured: MBIA)
500,000     Richmond Joint Powers         NR/A                          530,720
            Financing Authority Revenue
            Series A, 5.20% due
            5/15/2005
560,000     Sacramento County             Aa3/AA                        625,677
            Sanitation District
            Financing Authority Revenue
            Series A, 5.75% due
            12/1/2009
295,000     Sacramento Financing          A2/A+                         301,959
            Authority Series 1991,
            6.30% due 11/1/2002
835,000     Sacramento Multi Family       NR/AAA                        836,378
            Housing Revenue, 5.875% due
            2/1/2008 , put 12/1/03
            (Fairways 1 Apartments
            Project;  Collateralized:
            FNMA)
2,000,000   Salinas Redevelopment         Aaa/AAA                       615,760
            Agency Tax Allocation
            Series A, 0% due 11/1/2022
            (Insured: FSA)
3,000,000   San Bernardino County Multi   Aaa/NR                       2,984,550
            Family Housing Revenue
            Refunding Series A, 4.75%
            due 12/15/2031 , put
            12/15/11 (Collateralized:
            FNMA)
175,000     San Bernardino County         Aaa/AAA                       179,053
            Transportation Authority
            Sales Tax Revenue Series A,
            6.00% due 3/1/2010
            (Insured: FGIC) (ETM)*
1,000,000   San Bernardino Multi Family   NR/AAA                        981,970
            Housing Refunding, 4.45%
            due 5/1/2031 , mandatory
            put 5/1/11 (Alberta Park
            Vista Apts A Project;
            Collateralized: FNMA))
1,800,000   San Diego County Water        Aa3/AA-                      1,844,352
            Authority Certificate of
            Participation, 6.125% due
            5/1/2003
500,000     San Francisco Bay Area        Aaa/AAA                       463,785
            Rapid Transit Refunding
            Sales Tax Revenue, 0% due
            7/1/2004 (Insured: AMBAC)
1,000,000   San Francisco Bay Area        NR/A                         1,061,810
            Transit Bridge Toll Notes,
            5.625% due 8/1/2006
            (Insured: ACA)
5,000       San Francisco City and        Aaa/AAA                       5,015
            County Redevelopment
            Mortgage Revenue Series
            Sec. 8, 6.125% due 7/1/2002
            (Insured: MBIA/FHA)
895,000     San Joaquin County            A2/A-                         951,797
            Certificates of
            Participation, 5.90% due
            9/1/2003 (General Hospital
            Project)  (ETM)*
2,200,000   San Jose Evergreen            Aaa/AAA                      1,384,284
            Community College District
            Series C, 0% due 9/1/2011
            (Insured: AMBAC)
2,000,000   Santa Ana Multi Family        NR/AAA                       2,045,240
            Housing Revenue Bonds
            Series B, 5.65% due
            11/1/2021 , put 11/1/06
            (Collateralized: FNMA)
500,000     Santa Clara Certificates of   Aaa/AAA                       502,565
            Participation, 7.75% due
            2/1/2002 (Insured: MBIA)
2,000,000   Santa Clara County Housing    A1/NR                       2,002,260
            Authority Series B, 3.80%
            due 8/1/2004 (River Town
            Apartments Project)
575,000     Seal Beach Redevelopment      NR/A                          573,971
            Agency Mobile Home Park
            Revenue Series A, 5.20% due
            12/15/2013 (Insured: ACA)
750,000     Snowline Joint Unified        NR/BBB                        775,695
            School District
            Certificates of
            Participation, 7.25% due
            4/1/2018 , pre-refunded
            4/01/02
1,435,000   South Orange County Public    Aaa/AAA                     1,633,891
            Finance Authority Special
            Tax Revenue, 7.00% due
            9/1/2005 (Insured: MBIA)
3,250,000   Southern California Public    Aaa/AAA                     3,455,302
            Power Authority Power
            Project Revenue Refunding
            Series A, 5.50% due
            7/1/2012 (Insured: AMBAC)
            (ETM)*
1,960,000   Stanton Multi Family          NR/AAA                      2,023,955
            Housing Revenue Bond Series
            1997, 5.625% due 8/1/2029 ,
            put 8/1/09 (Continental
            Gardens Project;
            Collateralized: FNMA)
450,000     Sunline Transit Agency        A2/NR                         458,343
            Certificate of
            Participation California
            Transit Finance Corporation
            Series A, 5.50% due
            7/1/2002
1,600,000   University of California      Aaa/AAA                     1,637,520
            Regents Certificates of
            Participation Series 1996,
            5.45% due 6/1/2003 (Various
            Capital Projects; Insured:
            MBIA)
870,000     University of California      NR/AA-                        889,331
            Research Facilities
            Revenue, 5.25% due 9/1/2002
490,000     University of California      Aaa/AAA                       516,891
            Revenues Refunding, 6.875%
            due 9/1/2016 (Insured:
            MBIA)
625,000     Upland Unified School         Aaa/AAA                       591,069
            District Convertible
            Capital Appreciation, 0%
            due 8/1/2007 (Insured: FSA)
800,000     Walnut Valley Unified         Aaa/AAA                       991,880
            School District, 9.00% due
            8/1/2006  (ETM)*
1,000,000   Walnut Valley Unified         Aaa/AAA                     1,339,060
            School District, 8.75% due
            8/1/2010  (ETM)*
245,000     Walnut Valley Unified         Aaa/AAA                       275,750
            School District Series A,
            6.70% due 8/1/2005
            (Insured: MBIA)
250,000     Walnut Valley Unified         Aaa/AAA                       287,802
            School District Series A,
            6.80% due 2/1/2007
            (Insured: MBIA)
250,000     Walnut Valley Unified         Aaa/AAA                       291,820
            School District Series A,
            6.90% due 2/1/2008
            (Insured: MBIA)
100,000     Walnut Valley Unified         Aaa/AAA                       118,358
            School District Series A,
            7.00% due 8/1/2008
            (Insured: MBIA)
450,000     Washington Township Health    A2/NR                         462,888
            Care District Revenue,
            5.00% due 7/1/2009

            TOTAL INVESTMENTS (Cost                                $ 114,585,656
            $111,299,395)

+            Credit ratings are unaudited.
*            Escrowed to maturity
             See notes to financial statements.


Index Comparisons
Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

LIMITED TERM CALIFORNIA FUND
Index Comparison
Compares performance of Limited Term California Fund, the Lehman 5-Year General Obligation Bond Index and the Consumer Price Index for the six months ending December 31, 2001. On December 31, 2001, the weighted average securities ratings of both the Index and the Fund were AA and the weighted average portfolio maturities of the Index and the Fund were 5.0 years and 4.7 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance.

Class A Shares
Average Annual Total Returns (at max. offering price) (periods ending 12/31/01)
One year:                  2.74%
Five years:                4.03%
Ten years:                 4.78%
Since inception (2/19/87)  5.44%

Lehman 5 yr. GO Index
Fund A Shares
CPI

Class C Shares
Average Annual Total Returns (periods ending 12/31/01)
One year:                  3.76%
Five years:                3.92%
From inception (9/1/94):   4.22%

Lehman 5 yr. GO Index
Fund C Shares
CPI

Thornburg limited term municipal fund CALIFORNIA portfolio - a shares Outperformed Tax-Exempt Money Market Funds

Investors sometimes ask us to compare Limited Term Municipal California Fund to money market fund returns. These investments have certain differences, and investors in Limited Term Municipal California Fund took more risk than money market fund investors to earn their higher returns.

Return from a hypothetical $100,000 investment 12.31.91 through 12.31.01 (after sales charges and fund expenses)

$90,000
75,000
60,000
45,000
30,000
15,000
0                 $30,820           $59,550

Lipper California Tax-exempt Money Market Index

Thornburg Limited Term
Municipal Fund -
California Portfolio
(after capital gains taxes)

The chart above is for the Fund's Class A Shares only. Class C and Class I Shares have different sales charges and expenses. See the inside front cover page for the 30-day SEC yield and the total returns at the maximum offering prices for one year, five years, ten years, and since inception for Class A and Class C shares of the Fund.
Note 1: Future increases, if any, of any of these investments may bear no relationship to prior increases. Quotations for the money fund averages are based upon 30-day yield quotations for tax-exempt money funds as quoted in "Lipper California Tax-exempt Money Market Index" for the months covered by this analysis. The increase for the Class A Shares of Limited Term Municipal Fund - California Portfolio is based upon the dividends paid for the months covered by this analysis, the beginning offering price at $12.56 per share and the ending NAV at $12.78 per share. These investments returned the $100,000 initial investment in addition to the amounts shown above.
Note 2: This analysis does not take into account the effect, if any, caused by state and local income taxes. The portion of the increase, if any, of Limited Term Municipal California Fund representing appreciation of the share price is assumed to be taxed at a 20% federal tax rate. The average money market fund increases shown above may differ from the return of a particular money market fund. It is not possible to invest in these money fund averages.
Note 3: Generally, money market funds seek to maintain an investment portfolio with an average maturity of 90 days or less. Limited Term Municipal California Fund invests in short-to-intermediate maturity municipal obligations. The net asset value of the money funds did not flucuate. The net asset value of the Class A Shares of LTCAX did vary from time to time, and will continue to vary in the future due to the effect of changes in interest rates on the value of the investments the Fund holds. The analysis assumes that the investor received the net asset value of the shares owned, plus accrued income, at time of sale. Redemptions are made at the then current net asset value, which may give you a gain or loss when you sell your shares.
Note 4: This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. Limited Term Municipal California Fund also declares dividends daily and pays them monthly.

Notes
Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

www.thornburg.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.